Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (144,254)	$ (92,477)	$ (54,085)
Deferred income tax expense/(recovery)	59,081	28,424
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	13,454	29,455
Deferred income tax expense/(recovery)	13,794	21,901
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	7,678	5,965
Deferred income tax expense/(recovery)	(1,682)	(4,191)
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	0
Deferred income tax expense/(recovery)	0	1,857
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(181,230)	(147,955)
Deferred income tax expense/(recovery)	42,755	11,896
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	24,910	21,897
Deferred income tax expense/(recovery)	(3,013)	(2,499)
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(10,118)	0
Deferred income tax expense/(recovery)	10,118	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	1,052	(1,839)
Deferred income tax expense/(recovery)	$ (2,891)	$ (540)